Investment Risks - NORTHEAST INVESTORS TRUST	Feb. 01, 2026
Risks of Lower Rated or Unrated Debt Securities
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Risks of Lower Rated or Unrated Debt Securities: Lower rated or unrated debt securities (sometimes referred to as “high yield” or “junk” bonds) may be subject to more market volatility than higher rated debt securities, which can present an increased risk of investment loss. Prices of high yield bonds are generally more negatively sensitive to a decline of domestic and global economic activity, which may adversely affect the issuer’s perceived or actual ability to make current interest or principal (maturity) payments.

Equity Risk
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Equity Risk: To the extent the Trust holds equity securities, it runs the risk that general deterioration in equity markets or in a particular holding may result in the Trust’s stock holdings to decline and its net asset value per share to fall.

Income Risk
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Income Risk: Falling interest rates and bond defaults may negatively impact the Trust’s distributable income. In addition, during periods of declining interest rates, higher yielding securities may be called and the Trust may be unable to reinvest those proceeds in similar yielding securities. Therefore, shareholders should expect the Trust’s quarterly dividend distributions to decline under these circumstances.

Indemnification Risk
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Indemnification Risk: Under the Trust’s Declaration of Trust, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these contractual arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss from these third party service contracts with indemnification clauses to be minimal.

Interest Rate Risk [Member]
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Interest Rate Risk: The value of debt securities, generally, moves inversely to the rise and fall of interest rates. Longer-term debt securities are more sensitive to changes in interest rates than those with shorter maturities. Therefore, shareholders should generally expect the Trust’s net asset value per share to decline during periods of rising interest rates.

Issuer Risk
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Issuer Risk: The value of a specific security may decline for reasons directly related to the issuer, such as management performance, financial leverage or a reduced demand for its products or services.

Liquidity Risk
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Liquidity Risk: The market for high yield debt securities is generally less liquid than markets for higher rated fixed income instruments, which may present more difficulty in valuing or selling these securities timely at a desired price, especially during times of elevated market volatility. General market volatility can lead to an unexpected rise in investor redemptions from the Trust and across the asset class which in turn may contribute to the illiquidity of high yield debt markets and an increase to liquidity risk. The Trust may have difficulty in the timely disposal of securities at current prices during periods of elevated market illiquidity leading to a decline of its net asset value.

Market Risk
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Market Risk: There is the risk that the value of the securities owned by the Trust may go up or down, sometimes sharply or unpredictably, due to factors, both domestic and foreign, affecting securities markets in general or affecting particular sectors. There is a risk that you could lose money by investing in the Trust, and there is no assurance that it will achieve its investment objectives. The Trust is generally for investors with longer-term investment horizons, and should not be used for short term trading purposes. An investment in the Trust involves risk and should be part of a balanced investment program.

Risk Lose Money [Member]
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Risk [Text Block]	There is a risk that you could lose money by investing in the Trust, and there is no assurance that it will achieve its investment objectives.